EMPLOYEE BENEFITS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PLAN ASSET (LIABILITY)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	September 30, 2023	December 31, 2022
Defined benefit plan liabilities	$(81,402)	$(86,015)
Less: fair value of plan assets or asset ceiling	-	-
	$(81,402)	$(86,015)

SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	September 30, 2023	December 31, 2022
Balance, opening	$(86,015)	$(87,058)
Recognized in profit this year:
Interest costs	(1,404)	(1,964)
Current service cost	(4,302)	(6,023)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	2,741	3,835
Translation differences	7,578	5,195
Balance, ending	$(81,402)	$(86,015)

SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	September 30, 2023	December 31, 2022
Capitalization rate	2.73%	2.73%
Salary growth rate	0%	0%
Retirement rate	5%	5%